Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Container Purchases | Purchaser Two
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,599

$211,679

Container Purchases | Purchaser Three
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$178,059
Other net assets	9,132

$187,191

Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2013 and 2012 consisted of the following:

	2013	2012
Containers	$3,795,587	$3,407,603
Less accumulated depreciation	(562,456)	(490,930)

Containers, net	$3,233,131	$2,916,673

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2013 and 2012 consisted of the following:

	2013	2012
Computer equipment and software	$6,762	$7,557
Office furniture and equipment	1,386	1,456
Automobiles	43	44
Leasehold improvements	1,730	1,753

	9,921	10,810
Less accumulated depreciation	(8,286)	(9,189)

Fixed assets, net	$1,635	$1,621

Subsequent Event | Container Purchases | Purchase One
Component of Containers and Fixed Assets, Net

The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$32,374
Net investment in direct financing and sales-type leases	2,275

$34,649